Retirement Benefits - Movements in Defined Benefit Obligation (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Disclosure of net defined benefit liability (asset) [Line Items]
At beginning of period	¥ 110,075	¥ 17,928
Current service cost	(26,431)	(30,761)	¥ (30,658)
Interest cost	6,213	3,845	2,843
Past service cost	(20)	(4,077)	7,175
At end of period	330,739	110,075	17,928
Present value of defined benefit obligation [member]
Disclosure of net defined benefit liability (asset) [Line Items]
At beginning of period	1,028,439	1,116,130
Current service cost	26,431	30,761
Interest cost	12,670	8,782
Actuarial losses (gains)—demographic assumptions	8,411	(465)
Actuarial losses (gains)—financial assumptions	(38,198)	(61,402)
Actuarial losses (gains)—experience	1,979	517
Benefits paid	(43,800)	(43,135)
Lump-sum payments	(17,048)	(16,004)
Past service cost	(20)	(4,077)
Others	7,946	(2,668)
At end of period	¥ 986,810	¥ 1,028,439	¥ 1,116,130